APPENDIX I	          UNITED STATES            OMB APPROVAL
          SECURITIES AND EXCHANGE COMMISSION  OMB Number  3235-045
               Washington, D.C. 20549         Expires:  August 31, 2000
                                              Estimated average burden
                                              hours per response     1

                       FORM 24F-2
             Annual Notice of Securities Sold
                  Pursuant to Rule 24f-2

   Read instructions at end of Form before preparing Form

1.  Name and address of issuer: MML Series Investment Fund
                                1295 State Street
                                Springfield, MA 01111-0001

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the
    issuer, check the box but do not list series or classes):          X

3.  Investment Company Act File Number:  811-2224

    Securities Act File Number:  2-39334

4(a). Last day of fiscal year for which this Form is filed:  December 31, 1997

4(b). Check box if this form is being filed late (i.e. more than 90 days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fee:

(i)  Aggregate sale price of securities sold during the
     fiscal year pursuant to section 24f:                     $21,582,863.21

(ii)  Aggregate price of shares redeemed or
      repurchased during the fiscal year:           $21,692,130.69

(iii)  Aggregate price of shares redeemed or
       repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission: $ 2,492,293.44

(iv)  Total available redemption credits
      [add Items 5(ii) and 5(iii)]:                          -$24,184,424.13


(v)  Net sales-if Item 5(i) is greater than Item 5(iv)
     [Subtract Item (iv) from Item 5(i)]:                     $         0

(vi)  Redemption credits available for use in      $(2,601,560.92)
      future years --if Item 5(i) is less than
      Item 5(iv)[subtract Item 5(iv) from Item 5(i)]:

(vii)  Multiplier for determining registration fee
       (See Instruction C.9):                                   x  .000295

(viii)  Registration fee due [multiply Item 5(v)
        by Item 5(vii)] (enter "0" if no fee is due):       =$         0

6.  Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state the number here: 0.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                            +$        0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                            =$        0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:


                  Method of Delivery:

                                    Wire Transfer

                                    Mail or other means


SIGNATURE

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.


By (Signature and Title)*	      /s/Raymond B. Woolson
                                        Raymond B. Woolson
                                        Treasurer

Date  March 10, 1998


* Please print the name and title of the signing officer below the signature